Deposit of Long-Term Investments (Details) - Zhonglian [Member] - CNY (¥)	Dec. 31, 2025	Jun. 30, 2025
Deposit of Long-Term Investments [Line Item]
Deposits		¥ 6,700,000
Additional investment	¥ 1,450,000